Subsequent events	6 Months Ended
Jun. 30, 2023
Subsequent events
Subsequent events

8) Subsequent events

On June 30, 2023, TotalEnergies held an interest of 33.86% in Total Eren Holding and an interest of 5.73% in Total Eren SA.

On June 29, 2023, the Company exercised the option it had to acquire all the shares of these two companies, exercisable over a period of 3 months between April 1, 2023 and June 30, 2023.

The acquisition of the shares was finalized on July 24, 2023 for a net investment of around 1.5 billion euros.